GOODWILL AND OTHER INTANGIBLES - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GOODWILL AND OTHER INTANGIBLES
Amortization of intangible assets	$ 145.8	$ 156.6	$ 224.8
2020	145.2
2021	145.9
2022	137.9
2023	133.2
2024	$ 133.0